TAXES ON INCOME - Disclosure of expiry dates for carry forward tax losses which are not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Expiry dates for carry forward tax losses not recognized
First year	$ 762	$ 37
Second year	413	762
Third year	153	413
Fourth year	959	153
Fifth year	730	959
Sixth - Fifteen	3,864	4,891
Unlimited	105,924	93,771
Carry forward tax losses not recognized	$ 112,805	$ 100,986